Restructuring Charges	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges

a)
In January 2019 and February 2018, the charterer, who was also the owner of the Toledo Spirit and Teide Spirit conventional tankers, sold the vessels to third parties. As a result of these sales, the Partnership returned the vessels to the owner and incurred seafarer severance payments of $2.9 million for the year ended December 31, 2019 (2018 – $1.8 million), which were presented as restructuring charges in the Partnership's consolidated statements of income. As at December 31, 2019, the remaining balance of unpaid restructuring charges of $0.6 million (December 31, 2018 – $0.5 million) is included in accrued liabilities in the Partnership's consolidated balance sheets.

b)
In December 2019, the Partnership incurred restructuring charges of $0.4 million from subsidiaries of Teekay Corporation attributable to employees supporting the Partnership during the year ended December 31, 2019.